Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights and other intangibles	€ (40)	€ (40)	€ (33)
Depreciation	(77)	(94)	(97)
Impairment losses / (reversals) on financial assets, excluding receivables	(63)	(228)	(59)
Impairment losses / (reversals) on non-financial assets and receivables	(6)	(9)	(60)
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights and other intangibles	(24)	(23)	(24)
Depreciation	(43)	(65)	(64)
Impairment losses / (reversals) on financial assets, excluding receivables	(62)	(223)	(59)
Impairment losses / (reversals) on non-financial assets and receivables	(4)	(9)	(32)
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights and other intangibles	(4)	(5)	(2)
Depreciation	(14)	(13)	(12)
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	(14)	(9)	(14)
Impairment losses / (reversals) on non-financial assets and receivables			(7)
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights and other intangibles	(12)	(12)	(6)
Depreciation	(2)	(1)	(2)
Impairment losses / (reversals) on non-financial assets and receivables	(2)
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights and other intangibles			(1)
Depreciation	(5)	(5)	(5)
Impairment losses / (reversals) on financial assets, excluding receivables	€ (1)	€ (5)
Impairment losses / (reversals) on non-financial assets and receivables			€ (21)